SUMMARY OF DISAGGREGATION OF REVENUES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total	¥ 30,872,023	¥ 22,743,410	¥ 22,055,785
Real Estate [Member]
Disaggregation of Revenue [Line Items]
Total	21,808,782	16,031,129	17,978,875
Land [Member]
Disaggregation of Revenue [Line Items]
Total	4,699,353	3,536,087	1,670,630
Rental Income [Member]
Disaggregation of Revenue [Line Items]
Total	1,275,679	1,136,521	1,007,112
Management Service [Member]
Disaggregation of Revenue [Line Items]
Total	1,100,056	766,077	623,186
Construction [Member]
Disaggregation of Revenue [Line Items]
Total	606,383
Real Estate and Related Services Subtotal [Member]
Disaggregation of Revenue [Line Items]
Total	29,490,253	21,469,814	21,279,803
Solar Power Plants Sales [Member]
Disaggregation of Revenue [Line Items]
Total	1,017,458	633,337	561,331
Solar Power Plants Operation and Maintenance Income [Member]
Disaggregation of Revenue [Line Items]
Total	50,185	33,680	28,736
Electricity [Member]
Disaggregation of Revenue [Line Items]
Total	278,978	214,528	185,915
Solar Power and Related Services Subtotal [Member]
Disaggregation of Revenue [Line Items]
Total	1,346,621	881,545	775,982
Containers Sales [Member]
Disaggregation of Revenue [Line Items]
Total		373,604
Containers Operation And Management Income [Member]
Disaggregation of Revenue [Line Items]
Total	35,149	18,447
Container And Related Services [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 35,149	¥ 392,051